Goldman Sachs Hedge Industry VIP ETF Annual Fund Operating Expenses - Goldman Sachs Hedge Industry VIP ETF - Goldman Sachs Hedge Industry VIP ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%